Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002033770
Document Type	POS AM
Entity Registrant Name	CID HoldCo, Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On September 5, 2025, the Registrant filed a Registration Statement on Form S-1 (Registration No. 333-290052), which was amended on September 16, 2025 and declared effective by the United States Securities and Exchange Commission on September 18, 2025, and which was further amended by Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (as amended and supplemented, the “Registration Statement”), .This Post-Effective Amendment No. 2 to the Registration Statement (the “Post-Effective Amendment No. 2”) is being filed to update the contents of the prospectus contained in the Registration Statement pursuant to Section 10(a)(3) of the Securities Act in respect of the continuous offering pursuant to Rule 415 of the securities registered hereby. This Post-Effective Amendment also includes our audited consolidated financial statements and related information for the fiscal year ended December 31, 2025, as contained in our Annual Report on Form 10-K filed with the SEC on March 11, 2026.No additional securities are being registered in this Post-Effective Amendment No. 2. All applicable registration fees were paid previously in connection with the Registration Statement. Except as described in this Explanatory Note and as updated by the information contained in this Amendment, the prospectus included in the Registration Statement remains unchanged.
Amendment Flag	true